Risks (Tables)	12 Months Ended
Dec. 31, 2022
Risks
Schedule of contractual maturities of financial liabilities

	31 Dec 2022
	Carrying	Contractual	Due in	Due in	More than
	amount	cash flow	1 year	2 - 5 years	5 years
	k€	k€	k€	k€	k€
Non-derivative financial liabilities
Loans	(329,851)	(345,522)	(7,266)	(272,749)	(65,507)
Lease obligations	(176,823)	(186,894)	(19,422)	(78,152)	(89,320)
Contingent consideration	(306)	(372)	(76)	(291)	(5)
Trade accounts payable	(97,277)	(97,277)	(97,277)	—	—
Other financial liabilities	(977)	(977)	(977)	—	—
Total non-derivative financial liabilities	(605,234)	(631,042)	(125,018)	(351,192)	(154,832)
Derivative financial liabilities
Interest rate swaps/FX forwards	(7,358)	(7,358)	(6,965)	(393)	—
Total derivative financial liabilities	(7,358)	(7,358)	(6,965)	(393)	—

	31 Dec 2021
	Carrying	Contractual	Due in	Due in	More than
	amount	cash flow	1 year	2 - 5 years	5 years
	k€	k€	k€	k€	k€
Non-derivative financial liabilities
Loans	(362,480)	(382,867)	(40,467)	(253,391)	(89,009)
Lease obligations	(150,437)	(175,040)	(17,343)	(69,396)	(88,301)
Contingent consideration	(1,103)	(1,156)	(1,156)	—	—
Trade accounts payable	(72,598)	(72,598)	(72,598)	—	—
Other financial liabilities	(4,017)	(4,017)	(4,017)	—	—
Total non-derivative financial liabilities	(590,635)	(635,678)	(135,581)	(322,787)	(177,310)
Derivative financial liabilities
Interest rate swaps/FX forwards	(9,344)	(9,344)	(7,423)	(1,660)	(261)
Total derivative financial liabilities	(9,344)	(9,344)	(7,423)	(1,660)	(261)

Schedule of total assets, equity, equity ratio and net cash

	31 Dec	31 Dec
	2022	2021
	k€	k€
Total assets	2,257,247	2,235,161
Equity attributable to the shareholders of Evotec SE	1,187,184	1,377,685
Equity ratio (in )%	52.6%	61.6%
Net cash	(91,518)	186,409

Schedule of maximum exposure to credit risk for trade receivables

	31 Dec	31 Dec
	2022	2021
	k€	k€
United States	92,034	78,543
France	24,429	17,098
United Kingdom	20,451	12,391
Germany	7,767	6,283
Rest of Europe	13,622	10,363
Rest of the world	10,350	7,400
	168,653	132,078

Schedule of reconciliation of cash flows from financing activities to the changes in financial liabilities

		Lease
	Loan liabilities	obligations	Loan notes
	k€	k€	k€
As of 1 Jan 2022	362,480	150,437	3
Proceeds from issuance of loans	—	—	—
Repayment	(34,067)	(19,046)	—
Cashflow from financing activities	(34,067)	(19,046)	—
Disposal of finance lease obligation	—	(232)	—
Foreign currency translation	—	(1,120)	—
Changes in fair value	—	—	—
Interest increase	1,438	4,068	—
Issue of finance lease obligation	—	42,716	—
As of 31 Dec 2022	329,851	176,823	3

		Lease
	Loan liabilities	obligations	Loan notes
	k€	k€	k€
As of 1 Jan 2021	346,411	145,554	3
Proceeds from issuance of loans	30,791	—	—
Repayment	(16,018)	(19,770)	—
Cashflow from financing activities	14,773	(19,770)	—
Disposal of finance lease obligation	—	(58)	—
Foreign currency translation	—	6,691	—
Changes in fair value	160	—	—
Interest increase	1,136	3,728	—
Issue of finance lease obligation	—	14,292	—
As of 31 Dec 2021	362,480	150,437	3